SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENTED INFORMATION
SEGMENTED INFORMATION
17.	SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold. Its activities include gold production, acquisition, exploration and development of gold properties. The Company’s primary mining operations are in Canada, the United States, Brazil, Chile and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure. It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

The Corporate and other segment includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, Lobo-Marte and Maricunga).

Finance income, finance expense, and other income - net are managed on a consolidated basis and are not allocated to operating segments.

i.	Operating segments

The following tables set forth operating results by reportable segment for the following years:

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2024	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other(c)	Total
Revenue
Metal sales	$1,456.5	1,258.9	573.3	912.5	506.8	438.2	—	2.6	$5,148.8
Cost of sales
Production cost of sales	415.4	548.6	231.3	452.5	328.3	220.3	—	0.7	2,197.1
Depreciation, depletion and amortization	357.1	189.3	118.3	140.9	193.2	143.0	0.5	5.2	1,147.5
Reversal of impairment charge	—	—	—	—	(74.1)	—	—	—	(74.1)
Total cost of sales	772.5	737.9	349.6	593.4	447.4	363.3	0.5	5.9	3,270.5
Gross profit (loss)	$684.0	521.0	223.7	319.1	59.4	74.9	(0.5)	(3.3)	$1,878.3
Other operating (income) expense	(21.6)	7.5	9.6	0.5	(9.7)	0.9	6.2	20.6	14.0
Exploration and business development	9.6	7.9	3.3	11.6	54.1	6.0	37.1	68.2	197.8
General and administrative	—	—	—	—	—	—	—	126.2	126.2
Operating earnings (loss)	$696.0	505.6	210.8	307.0	15.0	68.0	(43.8)	(218.3)	$1,540.3
Other income - net									14.3
Finance income									18.2
Finance expense									(91.4)
Earnings before tax									$1,481.4

Capital expenditures for the year ended December 31, 2024(d)	$377.4	142.0	74.9	332.6	143.1	59.4	103.9	12.8	$1,246.1

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2023	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other(c)	Total
Revenue
Metal sales	$1,200.8	1,149.6	522.6	557.9	454.4	349.6	—	4.8	$4,239.7
Cost of sales
Production cost of sales	406.8	538.6	182.8	343.5	357.7	223.5	—	1.5	2,054.4
Depreciation, depletion and amortization	244.4	186.6	187.8	96.8	157.2	107.8	0.5	5.7	986.8
Impairment charges	—	—	—	38.9	—	—	—	—	38.9
Total cost of sales	651.2	725.2	370.6	479.2	514.9	331.3	0.5	7.2	3,080.1
Gross profit (loss)	$549.6	424.4	152.0	78.7	(60.5)	18.3	(0.5)	(2.4)	$1,159.6
Other operating (income) expense	(3.9)	11.3	(8.2)	0.8	4.1	1.2	0.3	58.9	64.5
Exploration and business development	3.9	5.6	13.0	12.8	35.7	3.2	49.1	61.7	185.0
General and administrative	—	—	—	—	—	—	—	108.7	108.7
Operating earnings (loss)	$549.6	407.5	147.2	65.1	(100.3)	13.9	(49.9)	(231.7)	$801.4
Other expense - net									(27.3)
Finance income									40.5
Finance expense									(106.0)
Earnings before tax									$708.6

Capital expenditures for the year ended December 31, 2023(d)	$375.8	182.3	87.6	419.7	31.1	141.1	92.7	2.6	$1,332.9

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other	Total
Property, plant and equipment at
December 31, 2024	$2,305.5	1,600.1	359.9	1,079.6	396.3	168.9	1,595.2	463.1	$7,968.6

Total assets at
December 31, 2024	$3,059.0	2,028.1	511.1	1,649.7	688.5	423.9	1,596.4	908.9	$10,865.6

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other	Total
Property, plant and equipment at
December 31, 2023	$2,325.4	1,653.3	379.1	928.1	383.9	347.2	1,491.1	455.1	$7,963.2

Total assets at
December 31, 2023	$3,081.6	1,972.8	519.7	1,334.5	731.1	513.0	1,498.4	892.2	$10,543.3
(a)	Non-operating segments include development and pre-development properties.
(b)

The Fort Knox segment includes Manh Choh, which was aggregated with Fort Knox during the year ended December 31, 2024. Comparative figures are presented in accordance with the current year’s presentation.

(c)

Corporate and other includes metal sales and operating (loss) income of Maricunga of $2.6 and $(8.6) million, respectively, for the year ended December 31, 2024 ($4.8 million and $0.4 million, respectively, for the year ended December 31, 2023). During the year ended December 31, 2024, Maricunga sold its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019. Maricunga’s operating (loss) income includes net reclamation (expense) recovery of $(1.8) million for the year ended December 31, 2024 (year ended December 31, 2023 - $29.1 million). Corporate and other also includes insurance recoveries recognized in other operating expense of $22.0 million for the year ended December 31, 2024.

(d)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

ii.	Geographic segments

The following tables show metal sales and property, plant and equipment by geographic region:

	Metal Sales
	As at December 31,
	2024	2023
Geographic information(a)
United States	$1,857.5	$1,361.9
Mauritania	1,456.5	1,200.8
Brazil	1,258.9	1,149.6
Chile	575.9	527.4
Total	$5,148.8	$4,239.7
(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2024	2023
Geographic information(a)
Mauritania	$2,313.1	$2,335.1
United States	1,652.9	1,668.6
Brazil	1,604.3	1,658.8
Canada	1,599.5	1,495.9
Chile	798.8	804.8
Total	$7,968.6	$7,963.2
(a)	Geographic location is determined based on location of the mining assets.

iii.	Significant customers

The following tables represent sales to individual customers exceeding 10% of annual metal sales for the following periods:

					Round	Bald	Corporate and
Year ended December 31, 2024:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$—	244.7	126.6	143.4	73.0	76.3	0.8	$664.8
2	403.6	57.0	17.3	19.8	60.1	56.7	0.3	614.8
3	350.5	56.2	50.2	62.7	30.7	37.8	—	588.1
4	288.5	78.7	48.7	71.8	70.7	16.8	—	575.2
5	—	233.5	64.0	109.2	92.5	65.4	—	564.6
6	313.2	113.3	23.7	53.9	23.8	22.2	0.4	550.5
								$3,558.0
% of total metal sales								69.1%

					Round	Bald	Corporate and
Year ended December 31, 2023:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$353.9	85.9	24.8	43.7	46.8	38.6	1.1	$594.8
2	155.2	163.2	27.7	100.3	66.8	80.2	0.5	593.9
3	203.1	96.6	100.9	66.9	37.3	39.3	1.1	545.2
4	—	134.5	132.0	64.2	65.8	60.2	0.3	457.0
5	249.5	77.4	12.1	39.5	60.3	14.2	—	453.0
								$2,643.9
% of total metal sales								62.4%
(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2024 and 2023.

The Company is not economically dependent on a limited number of customers for the sale of its product as gold can be sold through numerous commodity market traders worldwide.